SCHEDULE OF MATURITIES OF LOAN PAYMENTS (Details) - USD ($)	Jun. 30, 2021	Mar. 31, 2021
Debt Disclosure [Abstract]
2022		$ 12,212
2022 (Remainder)	$ 9,210	12,699
2023	12,699	13,231
2024	13,231	13,762
2025	13,762	14,321
2026	14,321	2,445
Thereafter	2,444
Total	$ 65,667	$ 68,670